Document and Entity Information	Feb. 20, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2020
Entity Registrant Name	AptarGroup, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11846
Entity Tax Identification Number	36-3853103
Entity Address, Address Line One	265 Exchange Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Crystal Lake
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60014
City Area Code	815
Local Phone Number	477-0424
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000896622
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	ATR
Security Exchange Name	NYSE